Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventories
Raw materials and merchandise	€ 4,419	€ 3,017
Work in progress	8,697	6,522
Total current inventories	€ 13,116	€ 9,539